Other Receivables - Schedule of Other Receivables (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Interest receivable	$ 570,862	$ 3,381,550
Others	75,828	71,018
Total	$ 646,690	$ 3,452,568